12. ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Recoverable And Income And Social Contribution Taxes Tables Abstract
Schedule of discontinued operations
BRF S.A.

BALANCE SHEETS

	Consolidated
				12.31.18	12.31.17
	Operations from Argentina	Operation from Europe and Thailand	Others	Total	Others
ASSETS
CURRENT ASSETS
Cash and cash equivalents	31.7	134.8	-	166.5	-
Marketable securities	68.7	-	-	68.7	-
Trade accounts receivable, net	244.7	333.2	-	577.9	-
Inventories	254.1	645.2	-	899.3	-
Biological assets	19.2	-	-	19.2	-
Recoverable taxes	59.7	48.7	-	108.4	-
Assets held for sale	-	0.4	-	0.4	-
Other current assets	18.1	6.3	-	24.4	-
Total current assets	696.2	1,168.6	-	1,864.8	-

NON-CURRENT ASSETS
Trade accounts receivable, net	0.6	-	-	0.6	-
Deferred income and social contribution taxes	-	8.0	-	8.0	-
Biological assets	11.6	20.1	-	31.7	-
Recoverable taxes	4.8	-	-	4.8	-
Other non-current assets	7.3	0.5	-	7.8	-
Property, plant and equipment, net	329.6	327.2	169.8	826.6	41.6
Intangible assets	318.7	263.3	-	582.0	-
Total non-current assets	672.6	619.1	169.8	1,461.5	41.6

TOTAL ASSETS	1,368.8	1,787.7	169.8	3,326.3	41.6

LIABILITIES
CURRENT LIABILITIES
Short-term debt	88.4	-	-	88.4	-
Trade accounts payable	270.8	155.1	-	425.9	-
Payroll and related charges	42.1	42.7	-	84.8	-
Liabilities with related parties	0.2	-	-	0.2	-
Employee and management profit sharing	3.0	3.0	-	6.0	-
Tax payable	13.6	24.8	-	38.4	-
Other current liabilities	51.1	95.2	-	146.3	-
Total current liabilities	469.2	320.8	-	790.0	-

NON-CURRENT LIABILITIES
Long-term debt	67.4	-	-	67.4	-
Deferred income and social contribution taxes	142.0	26.2	-	168.2	-
Provision for tax, civil and labor risks	70.6	0.3	-	70.9	-
Other non-current liabilities	-	35.0	-	35.0	-
Total non-current liabilities	280.0	61.5	-	341.5	-

TOTAL LIABILITIES AND EQUITY	749.2	382.3	-	1,131.5	-

Assets and liabilities held for sale	619.6	1,405.4	169.8	2,194.8	41.6

BRF S.A.

STATEMENTS OF INCOME (LOSS) - DISCONTINUED OPERATIONS

			12.31.18
	Operations from Argentina	Operations from Europe and Thailand	Total

NET SALES	1,737.4	2,603.2	4,340.6
Cost of sales	(1,691.1)	(2,331.3)	(4,022.4)
GROSS PROFIT	46.3	271.9	318.2
OPERATING INCOME (EXPENSES)
Selling expenses	(175.9)	(220.4)	(396.3)
General and administrative expenses	(36.1)	(83.6)	(119.7)
Impairment loss on trade and other receivables	(4.7)	4.6	(0.1)
Other operating income (expenses), net	2.7	(36.4)	(33.7)
LOSS BEFORE FINANCIAL RESULTS AND INCOME TAXES	(167.7)	(63.9)	(231.6)
Financial expenses	261.5	132.2	393.7
Financial income	88.3	1.8	90.1
INCOME BEFORE TAXES	182.1	70.1	252.2
Current income taxes	-	(23.0)	(23.0)
Deferred income taxes	(113.3)	8.5	(104.8)
NET INCOME	68.8	55.6	124.4
Impairment loss on the remesuarement to fair value less cost to sell	(1,060.1)	(1,416.1)	(2,476.2)
LOSS	(991.3)	(1,360.5)	(2,351.7)

Net loss from discontinued operation attributable to
Controlling shareholders	(995.1)	(1,338.0)	(2,333.1)
Non-controlling interest	3.9	(22.5)	(18.6)
4/8/2019 18:27

BRF S.A.

STATEMENTS OF INCOME (LOSS) - DISCONTINUED OPERATIONS

			12.31.17
	Operations from Argentina	Operations from Europe and Thailand	Total

NET SALES	2,024.9	3,130.3	5,155.2
Cost of sales	(1,845.9)	(2,602.3)	(4,448.2)
GROSS PROFIT	179.0	528.0	707.0
OPERATING INCOME (EXPENSES)
Selling expenses	(221.5)	(238.0)	(459.5)
General and administrative expenses	(39.7)	(72.4)	(112.1)
Impairment loss on trade and other receivables	(1.1)	(6.8)	(7.9)
Other operating expenses, net	(50.5)	(4.1)	(54.6)
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	(133.8)	206.7	72.9
Financial expenses	(342.9)	65.6	(277.3)
Financial income	71.6	5.8	77.4
INCOME (LOSS) BEFORE TAXES	(405.1)	278.1	(127.0)
Current income taxes	(1.3)	(23.2)	(24.5)
Deferred income taxes	4.0	15.4	19.4
INCOME (LOSS)	(402.4)	270.3	(132.1)

Net income (loss) from discontinued operation attributable to
Controlling shareholders	(389.5)	248.2	(141.3)
Non-controlling interest	(12.9)	22.1	9.2
4/8/2019 18:27

BRF S.A.

STATEMENTS OF INCOME (LOSS) - DISCONTINUED OPERATIONS

			12.31.16
	Operations from Argentina	Operations from Europe and Thailand	Total

NET SALES	1,994.0	3,854.9	5,848.9
Cost of sales	(1,769.5)	(3,671.6)	(5,441.1)
GROSS PROFIT	224.5	183.3	407.8
OPERATING INCOME (EXPENSES)
Selling expenses	(226.4)	(184.7)	(411.1)
General and administrative expenses	(59.9)	(79.5)	(139.4)
Impairment loss on trade and other receivables	2.7	0.3	3.0
Other operating income (expenses), net	10.2	(18.2)	(8.0)
LOSS BEFORE FINANCIAL RESULTS AND INCOME TAXES	(48.9)	(98.8)	(147.7)
Financial expenses	(256.7)	(16.8)	(273.5)
Financial income	74.0	7.8	81.8
LOSS BEFORE TAXES	(231.6)	(107.8)	(339.4)
Current income taxes	9.1	(14.2)	(5.1)
Deferred income taxes	79.3	8.9	88.2
NET LOSS	(143.2)	(113.1)	(256.3)

Net loss from discontinued operation attributable to
Controlling shareholders	(132.0)	(132.6)	(264.6)
Non-controlling interest	(11.2)	19.4	8.2

BRF S.A.

STATEMENTS OF CASH FLOWS - DISCONTINUED OPERATIONS

	Consolidated
	12.31.18	12.31.17	12.31.16
OPERATING ACTIVITIES
Loss for the year from discontinued operations	(2,351.7)	(132.1)	(256.3)
Adjustments to reconcile loss to net cash
Depreciation and amortization	228.8	263.8	170.2
Depreciation and depletion of biological assets	27.2	21.9	22.9
Loss on disposals of property, plant and equipments	8.6	8.6	(4.7)
Provision (reversal) for tax, civil and labor risks	(67.0)	134.2	15.2
Impairment	2,476.2	-	-
Financial results, net	(483.8)	199.8	179.8
Deferred income tax	104.7	(19.4)	(88.2)
Restatement by hyperinflation	(426.5)	-	-
Others	(17.4)	(45.2)	(62.5)
Cash flow (used in) provided by operating activities before working capital	(500.9)	431.6	(23.6)
Trade accounts receivable	37.9	(104.6)	1,133.2
Inventories	71.7	(319.7)	318.2
Biological assets - current assets	3.0	4.9	(1.8)
Trade accounts payable	(269.4)	(161.0)	(2,425.1)
Supply chain finance	(0.4)	0.3	-
Cash flow used in operating activities	(658.1)	(148.5)	(999.1)
Investments in securities at FVTPL	(403.2)	(321.5)	(682.7)
Redemptions of securities at FVTPL	340.7	322.1	782.6
Interest received	-	-	0.3
Interest paid	(29.8)	(45.7)	(65.2)
Other assets and liabilities	617.7	173.2	447.8
Cash flow used in operating activities	(132.7)	(20.4)	(516.3)

INVESTING ACTIVITIES
Additions to property, plant and equipment	(57.3)	(52.5)	(745.5)
Additions to biological assets - non-current assets	(31.8)	(31.5)	(40.8)
Additions to intangible assets	(0.1)	(0.1)	(0.7)
Business combination, net of cash acquired	-	-	(2,078.0)
Net cash used in investing activities	(89.2)	(84.1)	(2,865.0)

FINANCING ACTIVITIES
Proceeds from debt issuance	821.7	1,678.1	666.4
Repayment of debt	(921.5)	(1,668.7)	(539.9)
Net cash (used in) provided by financing activities	(99.8)	9.4	126.5
Net decrease in cash and cash equivalents	(321.7)	(95.1)	(3,254.8)
At the beginning of the year	488.2	583.3	3,838.1
At the end of the year	166.5	488.2	583.3